Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine, between the United States, Israel and Iran and others in the Middle East, and Southwest Asia or other armed hostilities. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Registration Rights

The holders of Founder Shares, Private Placement Units (and their underlying securities) and Units that may be issued upon conversion of working capital loans (and their underlying securities), if any, and any Class A Ordinary Shares issuable upon conversion of the Founder Shares and any Class A Ordinary Shares held by the initial shareholders at the completion of the Initial Public Offering or acquired prior to or in connection with the initial Business Combination, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the registration statement for the Initial Public Offering. These holders will be entitled to make up to three demands and have “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The Company granted the underwriter 45-day option from the date of the Initial Public Offering to purchase up to an additional 5,400,000 units to cover over-allotments, if any (the “Over-Allotment Option”). On December 18, 2025, the underwriter elected to fully exercise their Over-Allotment Option to purchase an additional 5,400,000 Units at a price of $10.00 per Unit.

The underwriter was entitled to a cash underwriting discount of $0.15 per Unit, $6,210,000 which was paid to the underwriter upon the closing of the Initial Public Offering. The underwriter paid the Company an aggregate amount of $3,210,000 at the closing of the Initial Public Offering as reimbursement to the Company for certain of its expenses and fees incurred in connection with the Initial Public Offering.

Additionally, the underwriter is entitled to a Deferred Fee of $15,990,000, of which (x) $14,490,000 was placed in the Trust Account located in the United States and released to the underwriter only upon the completion of an initial Business Combination and (y) $1,500,000 which will be payable to the underwriter from funds available outside the Trust Account upon the announcement that the Company has entered into a definitive Business Combination agreement.

Legal Fees

On March 25, 2026, the Company entered into an agreement for legal services. All fees related to the agreement are contingent upon the completion of a Business Combination. Upon the completion of the Business Combination, in addition to payment of incurred fees, the Company will pay a premium ranging from 50% to 100% of the fees incurred, with the percentage paid to be determined at the discretion of the Company. As of June 30, 2026, the Company has incurred $2,489,000 of fees in connection with the agreement. These fees are not reflected in the condensed consolidated financial statements and will be recorded when the Business Combination is considered probable.

Merger Agreement

On June 24, 2026, the Company entered into the Merger Agreement with Merger Sub and Agility Robotics, Inc. Pursuant to the Merger Agreement, and on the terms and subject to the satisfaction or waiver of the conditions set forth therein, the parties thereto intend to effect the Merger.

The value of the aggregate consideration to be paid to the stockholders, holders of options and holders of other convertible securities of Agility Robotics, Inc. at the Closing will be based on a pre-money equity value of Agility Robotics, Inc. of $2,500,000,000 (the “Equity Value”). The Equity Value will be used to calculate the Exchange Ratio (as defined below). Each outstanding share of capital stock of Agility Robotics, Inc., subject to certain exceptions set forth in the Merger Agreement, will be cancelled and converted into the right to receive consideration as a result of the Merger in the form of shares of common stock of the Company after domestication based on the Exchange Ratio, which entitles the holder to one vote per share in matters submitted to the stockholders of the Company after domestication for approval. The “Exchange Ratio” will be equal to (i) the Per Share Equity Value divided by (ii) the amount to be paid from the Company’s trust account for each Cayman Class A Share tendered for redemption, where the “Per Share Equity Value” is the quotient obtained by dividing the (x) sum of (A) the Equity Value plus (B) the aggregate exercise price of all outstanding options to purchase shares of Agility Robotics, Inc. (“Agility Options”) (whether vested or unvested) by (y) the sum of (A) the aggregate number of shares of common stock of Agility Robotics, Inc. (“Agility Common Stock”) outstanding as of immediately prior to the Merger (after giving effect to the conversions of each share of preferred stock, simple agreements for future equity (SAFEs) and all equity securities of Agility Robotics, Inc. issued or issuable in connection with a Permitted Bridge Financing (as defined in the Merger Agreement) into shares of Agility Common Stock, in accordance with their terms, prior to the Closing), (B) to the extent not already included in clause (A), the aggregate number of shares of Company Common Stock issuable in respect of all Agility Options, all issued and outstanding warrants to purchase or otherwise acquire Agility Common Stock, or other convertible securities convertible into or exchangeable for capital stock of Agility Robotics, Inc. (in each case, whether vested or unvested) prior to the Merger and (C) to the extent not already included in clause (A) or (B), the aggregate number of shares of Agility Common Stock issuable upon the conversion, exercise, exchange or settlement of all securities issued in connection with any Permitted Bridge Financing, in each case, to the extent outstanding as of immediately prior to the Merger.

Voting and Support Agreement

Concurrently with the execution of the Merger Agreement, certain stockholders of Agility Robotics, Inc. entered into Voting and Support Agreements (each, a “Voting and Support Agreement”), in their capacity as such, with the Company. Under the terms of the Voting and Support Agreements, such stockholders of Agility Robotics, Inc. have agreed, among other things, to deliver written consents to adopt the Merger Agreement and approve the Agility Robotics Business Combination, and to vote or consent in opposition to alternative transactions and other matters that could reasonably be expected to materially delay or impair the ability of Agility Robotics, Inc. to consummate the Agility Robotics Business Combination. The stockholders of Agility Robotics, Inc. party to the Voting and Support Agreements hold sufficient shares of stock of Agility Robotics, Inc. to effect the Company Stockholder Approval (as defined in the Merger Agreement). In addition, each Agility Robotics, Inc. stockholder party to a Voting and Support Agreement has agreed to refrain from exercising any dissenters’ rights under applicable law. The Voting and Support Agreements also contain certain restrictions on the transfer of the shares of stock of Agility Robotics, Inc. held by such stockholders prior to the Closing, subject to certain exceptions.

Amended and Restated Registration Rights Agreement

Effective upon the Closing, that certain Registration Rights Agreement of the Company, dated December 16, 2025, will be amended and restated, and the Company, Sponsor and certain persons and entities receiving shares of common stock of the Company after domestication in connection with the Merger (the “New Holders” and, together with Sponsor, the “Reg Rights Holders”) will be parties to an Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, the Company after domestication will agree to use reasonable best efforts to (i) file with the Securities and Exchange Commission (the “SEC”) (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders within 30 calendar days after the Closing (the “Resale Registration Statement”) and (ii) cause the Resale Registration Statement to become effective as soon as reasonably practicable after the filing thereof, but in no event later than the 105th calendar day (or 165th calendar day if the SEC notifies the Company that it will “review” the Resale Registration Statement) after the date of Closing. In certain circumstances, the Reg Rights Holders may demand in the aggregate up to three underwritten offerings and will be entitled to customary piggyback registration rights.

Pursuant to the A&R Registration Rights Agreement, the New Holders have agreed not to transfer their respective shares until the earlier of (a) 180 days following the date of Closing and (b) the date on which the dollar volume-weighted average price (“VWAP”) of one shares of common stock of the Company after domestication on the principal securities exchange or securities market on which the shares of common stock of the Company after domestication are then traded equals or exceeds $12.00 per share during any 15 trading days within the 180-day period following the date of Closing. Similar transfer restrictions will apply to the shares of common stock of the Company after domestication issued to former securityholders of Agility Robotics, Inc. in connection with the Merger pursuant to the Bylaws of the Company after domestication in effect following the Domestication and the Closing.

Amended and Restated Sponsor Agreement

In connection with the execution of the Merger Agreement, on June 24, 2026, the Company amended and restated that certain letter agreement, dated December 16, 2025, from the Sponsor and each of the persons undersigned thereto (the “Insiders”) to the Company (the “Amended and Restated Sponsor Agreement”), pursuant to which each of the Sponsor and the Insiders agreed, among other things, (i) to vote or consent (or cause to be voted or consented) any of such Insider’s shares of the Company’s capital stock (a) in favor of the adoption and approval of the Merger Agreement and approval of the Agility Robotics Business Combination and all other SPAC Stockholder Matters (as defined in the Amended and Restated Sponsor Agreement) (and any actions required in furtherance thereof), (b) if applicable, in favor of waiving any and all anti-dilution rights the Sponsor may hold pursuant to the governance documents of the Company, (c) against any action, proposal, transaction or agreement that would reasonably be expected to result in a breach of any representation, warranty, covenant, obligation or agreement of the Company contained in the Merger Agreement, (d) in favor of any proposal to adjourn or postpone the applicable stockholder meeting to a later date if (and only if) (1) there are not sufficient votes to approve and adopt any of the matters described in clause (a) above on the dates on which such meetings are held or proposed to be held or (2) the Minimum Cash Condition has not been satisfied, and (e) against the following actions or proposals: (1) any Business Combination Proposal (as defined in the Merger Agreement) or any proposal in opposition to approval of the Merger Agreement or in competition with or inconsistent with the Merger Agreement and (2) (A) any change in the dividend policy or present capitalization of the Company or any amendment of the governance documents of the Company, except (x) as contemplated by clause (a) above or (y) to the extent expressly contemplated by the Merger Agreement, (B) any liquidation, dissolution or other change in the Company’s corporate structure or business (other than as may be proposed pursuant to an extension proxy), (C) any action, proposal, transaction or agreement that would reasonably be expected to result in a breach in any material respect of any representation, warranty, covenant, obligation or agreement of the Sponsor or any Insider under the Amended and Restated Sponsor Agreement, or (D) any other action or proposal involving the Company or any of its subsidiaries that is intended, or would reasonably be expected, to prevent, impede, interfere with, delay, postpone or adversely affect the Agility Robotics Business Combination (excluding, for the avoidance of doubt, any action taken in connection with any valid action taken by the Company to terminate the Merger Agreement in accordance with the terms thereof), (ii) not to redeem, elect to redeem or tender or submit any Class B Ordinary Shares, Class A Ordinary Shares or common stock of the Company after domestication owned by it, him or her for redemption in connection with any of the stockholder approvals or proposals described in clause (i) above, or in connection with any vote to amend the governance documents of the Company, and (iii) to vote in favor of the appointment or election of the individual(s) nominated for election in the Registration Statement in accordance with Section 8.09 of the Merger Agreement to the board of directors of the Company.

Subscription Agreements

In connection with the execution of the Merger Agreement, on June 24, 2026, the Company entered into certain common stock subscription agreements (the “Subscription Agreements”) with certain investment funds (the “PIPE Investors”) pursuant to which, the Company has agreed to issue and sell to the PIPE Investors 20,102,500 shares of common stock of the Company after domestication, par value $0.0001 (the “PIPE Shares”), in reliance on an exemption from registration under Section 4(a)(2) under the Securities Act, at a purchase price of $10.00 per share for an aggregate commitment of $201,025,000 (the “PIPE Investment”). The closing of the PIPE Investment is conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions, and the PIPE Investment will be consummated immediately prior to the Closing. The Subscription Agreements will terminate upon the earlier to occur of (i) the termination of the Merger Agreement, (ii) the mutual written agreement of the parties thereto and (iii) January 31, 2027 unless the Merger Agreement is otherwise extended, at the option of the subscriber. The Subscription Agreements provide for, under certain circumstances, customary indemnities between the Company and the PIPE Investors. As of June 30, 2026, the Company recorded a liability in connection with the Subscription Agreements of $137,772,195 on the accompanying condensed consolidated balance sheet. Additionally, as of June 30, 2026 the Company has recorded a subscription agreement expense of $39,072,918 and change in fair value of subscription agreement liability of $98,699,277 within the accompanying condensed consolidated statements of operations.

PIPE Engagement Letters

On May 26, 2026, the Company engaged Citigroup Global Markets Inc. (“Citi”) to serve as the lead placement agent for the PIPE Investment (the “Citi PIPE Engagement Letter”). On May 29, 2026, the Company engaged BTIG, LLC (“BTIG”) to serve as a co-placement agent in connection with the PIPE Investment (the “BTIG PIPE Engagement Letter.” and, together with the Citi PIPE Engagement Letter, the “PIPE Engagement Letters”). The aggregate placement fee payable to Citi and BTIG was set at 4.0% of the gross proceeds of securities sold in any placement. As of June 30, 2026, no fees have been incurred in connection with the PIPE Engagement Letters.

Capital Markets Advisory Agreement

On May 26, 2026, the Company entered into an agreement with Citi to serve as capital markets advisor to the Company (the “Capital Markets Advisory Agreement”). The Company will pay Citi a cash fee of $7,000,000 promptly upon consummation of the Agility Robotics Business Combination. Citi will also be eligible to receive an incentive fee of up to $3,000,000, payable solely at the discretion of the Company. As of June 30, 2026, there are no fees that have been incurred in connection with the Capital Markets Advisory Agreement.

Advisory Agreement

Effective upon the Closing, on June 24, 2026, the Company and M. Klein & Company, through its affiliate, The Klein Group, LLC (the “Advisor”), entered into a certain Advisory Agreement (the “Advisory Agreement”), pursuant to which Advisor will provide financial advisory, strategic consulting, and business development services to the post-Closing Company. The Advisory Agreement has an initial term of two (2) years and may be extended upon mutual agreement of the parties.

The Advisory Agreement provides following the Closing, (i) for payments from the Company after domestication to Advisor of a fixed cash retainer fee of $250,000 per quarter, and (ii) that in the event the Company undertakes (a) any merger, acquisition or other strategic transaction, or (b) any capital-markets financing (including an issuance of equity, debt or convertible securities in U.S. markets), the Company shall negotiate in good faith with Advisor or one of its affiliates regarding the possible retention of the Advisor as a financial advisor for that transaction, in each case with such engagement to be covered by a separate agreement between the post-Closing Company and Advisor, including mutually agreed fees and other terms.

Note 6 — Commitments and Contingencies

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Registration Rights

The holders of Founder Shares, Private Placement Units (and their underlying securities) and Units that may be issued upon conversion of working capital loans (and their underlying securities), if any, and any Class A Ordinary Shares issuable upon conversion of the Founder Shares and any Class A Ordinary Shares held by the initial shareholders at the completion of the Initial Public Offering or acquired prior to or in connection with the initial Business Combination, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the registration statement for the Initial Public Offering. These holders will be entitled to make up to three demands and have “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The Company granted the underwriter 45-day option from the date of the Initial Public Offering to purchase up to an additional 5,400,000 units to cover over-allotments, if any (the “Over-Allotment Option”). On December 18, 2025, the underwriter elected to fully exercise their Over-Allotment Option to purchase an additional 5,400,000 Units at a price of $10.00 per Unit.

The underwriter was entitled to a cash underwriting discount of $0.15 per Unit, $6,210,000 which was paid to the underwriter upon the closing of the Initial Public Offering. The underwriter paid the Company an aggregate amount of $3,210,000 at the closing of the Initial Public Offering as reimbursement to the Company for certain of its expenses and fees incurred in connection with the Initial Public Offering.

Additionally, the underwriter is entitled to a Deferred Fee of $15,990,000, of which (x) $14,490,000 is placed in the Trust Account located in the United States and released to the underwriter only upon the completion of an initial Business Combination and (y) $1,500,000 which will be payable to the underwriter from funds available outside the Trust Account upon the announcement that the Company has entered into a definitive Business Combination agreement.